Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Derivative	Dec. 31, 2016 USD ($) Derivative
Transfers From (To) Parent [Abstract]
Number of derivative instruments | Derivative	0	0
Fair value of liabilities, recurring basis	$ 0	$ 0
Fair value assets transfer from level 1 to level 2	0	0
Fair value assets transfer from level 2 to level 1	0	0
Fair value of liabilities, recurring basis	$ 0	$ 0